Goodwill and Intangible Assets (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimated Useful Life
Gross Carrying Amount	$ 13,969,457	$ 9,333,457	$ 802,131
Accumulated Amortization	(643,480)	(227,614)
Net Book Value	13,325,977	9,105,843	802,131
Customer Relationships and lists [Member]
Estimated Useful Life
Estimated Useful Life	10 yrs	10 yrs	10 yrs
Gross Carrying Amount	9,090,049	5,709,049	614,108
Accumulated Amortization	(567,294)	(208,623)
Net Book Value	8,522,755	5,500,426	614,108
Non-compete agreements [Member]
Estimated Useful Life
Estimated Useful Life	2-3 yrs	2-3 yrs	2-3 yrs
Gross Carrying Amount	570,638	199,638	3,921
Accumulated Amortization	(76,186)	(18,991)
Net Book Value	494,452	180,647	3,921
URL's [Member]
Estimated Useful Life
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Gross Carrying Amount	10,208	10,208	5,104
Accumulated Amortization
Net Book Value	10,208	10,208	5,104
Tradenames [Member]
Estimated Useful Life
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Gross Carrying Amount	4,298,562	3,414,562	178,998
Accumulated Amortization
Net Book Value	$ 4,298,562	$ 3,414,562	$ 178,998